Exhibit 99.1

Morgan Stanley Capital I Trust 2019-PLND

Commercial Mortgage Pass Through Certificates, Series 2019-PLND

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

30 April 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re: Morgan Stanley Capital I Trust 2019-PLND (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-PLND (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 April 2019

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a two-year componentized floating rate mortgage loan subject to three successive one-year extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by, among other things, a first mortgage lien on the borrower’s fee simple interests in two hotel properties (each, a “Property” and collectively, the “Properties”) located in Portland, Oregon.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 May 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 4

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term”) and
c.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Mortgage Loan Spread,
b.	Mortgage Loan LIBOR Floor,
c.	Mortgage Loan LIBOR Rounding Methodology and
d.	Mortgage Loan LIBOR Cap Strike Rate

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 2.50000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate and
ii.	Mortgage Loan Interest Rate at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 9., we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 4

10.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Rooms

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Underwritten Mortgage Loan NOI Debt Yield,
viii.	Underwritten Mortgage Loan NCF Debt Yield,
ix.	Mortgage Loan Per Room and
x.	Appraisal Value Per Room

of the Mortgage Loan and, with respect to items ix. and x. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Mortgage Loan IO NOI DSCR,” “Underwritten Mortgage Loan IO NCF DSCR,” “Underwritten Mortgage Loan IO NOI DSCR at Cap” and “Underwritten Mortgage Loan IO NCF DSCR at Cap” to two decimal places and
b.	Round the “Cut-off Date Mortgage Loan LTV,” “Maturity Date Mortgage Loan LTV,“ “Underwritten Mortgage Loan NOI Debt Yield” and “Underwritten Mortgage Loan NCF Debt Yield” to the nearest 1/10th of one percent.

11.	Using the “Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note	26 April 2019

Mortgage Loan Agreement	26 April 2019

Interest Rate Cap Agreement	26 April 2019

Closing Statement	26 April 2019

Non-Consolidation Opinion	26 April 2019

Guaranty Agreement	26 April 2019

Cash Management Agreement	26 April 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	29 April 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	15 April 2019

Engineering Reports	8 April 2019

Seismic Reports	8 April 2019

Phase I Environmental Reports	8 April 2019

Underwriter’s Summary Report	April 2019

Insurance Review Report	25 April 2019

Title Policy	Not Dated

Management Agreement	15 December 2005

Management Agreement Summary	Not Dated

STR Reports	Various

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Rooms	Underwriter’s Summary Report
Hotel Brand	Appraisal Report
Hotel Flag	Appraisal Report
Franchise or Brand Management Agreement Initial Maturity	Management Agreement Summary
Franchise or Brand Management Agreement Renewal Options	Management Agreement Summary
Franchise or Brand Management Agreement Fully Extended Maturity	Management Agreement Summary

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
Seismic Zone 3 or 4 (Y/N)	Seismic Report
PML %	Seismic Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (see Notes 2 and 3)

Characteristic	Source Document(s)

2008 Total Revenue	Underwriter’s Summary Report
2009 Total Revenue	Underwriter’s Summary Report
2010 Total Revenue	Underwriter’s Summary Report
2011 Total Revenue	Underwriter’s Summary Report
2012 Total Revenue	Underwriter’s Summary Report
2013 Total Revenue	Underwriter’s Summary Report
2014 Total Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2016 Total Revenue	Underwriter’s Summary Report
2017 Total Revenue	Underwriter’s Summary Report
2018 Total Revenue	Underwriter’s Summary Report
T-12 February 2019 Total Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
2008 Total Expenses	Underwriter’s Summary Report
2009 Total Expenses	Underwriter’s Summary Report
2010 Total Expenses	Underwriter’s Summary Report
2011 Total Expenses	Underwriter’s Summary Report
2012 Total Expenses	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
T-12 February 2019 Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
2008 NOI	Underwriter’s Summary Report
2009 NOI	Underwriter’s Summary Report
2010 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
T-12 February 2019 NOI	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

2008 NCF	Underwriter’s Summary Report
2009 NCF	Underwriter’s Summary Report
2010 NCF	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
T-12 February 2019 NCF	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
2008 Occupied Room Nights	Underwriter’s Summary Report
2009 Occupied Room Nights	Underwriter’s Summary Report
2010 Occupied Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
2018 Occupied Room Nights	Underwriter’s Summary Report
T-12 February 2019 Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
2018 Occupancy	Underwriter’s Summary Report
T-12 February 2019 Occupancy	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 7

Hotel Operating Information: (see Note 3)

Characteristic	Source Document(s)

2008 Average Daily Rate	Underwriter’s Summary Report
2009 Average Daily Rate	Underwriter’s Summary Report
2010 Average Daily Rate	Underwriter’s Summary Report
2011 Average Daily Rate	Underwriter’s Summary Report
2012 Average Daily Rate	Underwriter’s Summary Report
2013 Average Daily Rate	Underwriter’s Summary Report
2014 Average Daily Rate	Underwriter’s Summary Report
2015 Average Daily Rate	Underwriter’s Summary Report
2016 Average Daily Rate	Underwriter’s Summary Report
2017 Average Daily Rate	Underwriter’s Summary Report
2018 Average Daily Rate	Underwriter’s Summary Report
T-12 February 2019 Average Daily Rate	Underwriter’s Summary Report
Underwritten Average Daily Rate	Underwriter’s Summary Report
2008 RevPAR	Underwriter’s Summary Report
2009 RevPAR	Underwriter’s Summary Report
2010 RevPAR	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
T-12 February 2019 RevPAR	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
2014 Occupancy Penetration Index	Underwriter’s Summary Report
2015 Occupancy Penetration Index	Underwriter’s Summary Report
2016 Occupancy Penetration Index	Underwriter’s Summary Report
2017 Occupancy Penetration Index	STR Report
2018 Occupancy Penetration Index	STR Report
T-12 February 2019 Occupancy Penetration Index	STR Report
2014 ADR Penetration Index	Underwriter’s Summary Report
2015 ADR Penetration Index	Underwriter’s Summary Report
2016 ADR Penetration Index	Underwriter’s Summary Report
2017 ADR Penetration Index	STR Report
2018 ADR Penetration Index	STR Report
T-12 February 2019 ADR Penetration Index	STR Report

Exhibit 2 to Attachment A Page 5 of 7

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2014 RevPAR Penetration Index	Underwriter’s Summary Report
2015 RevPAR Penetration Index	Underwriter’s Summary Report
2016 RevPAR Penetration Index	Underwriter’s Summary Report
2017 RevPAR Penetration Index	STR Report
2018 RevPAR Penetration Index	STR Report
T-12 February 2019 RevPAR Penetration Index	STR Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement and Cash Management Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement and Cash Management Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement and Cash Management Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement and Cash Management Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial	Mortgage Loan Agreement
Other Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow – Springing Condition	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Payment Due Date	Mortgage Loan Agreement
Grace Period (Late Fee)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start Date	Mortgage Loan Agreement
Interest Accrual End Date	Mortgage Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Maturity Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Option Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Open Period Begin Date (see Note 4)	Mortgage Loan Agreement
Prepay Description	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement, Cash Management Agreement and Management Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management Springing Condition	Mortgage Loan Agreement and Cash Management Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Title Type	Title Policy
Loan Purpose	Closing Statement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 7 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	The Depositor instructed us not to compare the “Underwriting Information” and “Hotel Operating Information” characteristics for 2017 for each Property, and to only compare the “Underwriting Information” and “Hotel Operating Information” characteristics for 2017 for the Mortgage Loan.

4.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) require the property manager or property operator, as applicable, to deposit all amounts collected to the lockbox account.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or otherwise made available to the borrower and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Loan Number
Unique ID
Property Name
Environmental Phase II Report Date
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Mezzanine Loan Original Balance
Mezzanine Loan Cut-off Date Balance
Mezzanine Loan Balloon Balance
Mezzanine Loan Interest Accrual Method
Mezzanine Loan Interest Rate
Mezzanine Loan Origination Date
Mezzanine Loan LIBOR Rounding Methodology
Mezzanine Loan Interest Rate Adjustment Frequency
Mezzanine Loan Spread
Mezzanine Loan LIBOR Floor
Mezzanine Loan LIBOR Cap Strike Rate
Mezzanine Loan LIBOR Cap Expiration Date
Mezzanine Loan LIBOR Cap Provider
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)
Mezzanine Loan Interest Rate at Cap
Mezzanine Loan Monthly IO Payment
Mezzanine Loan Annual IO Payment
Mezzanine Loan Annual IO Payment at Cap
Mezzanine Loan Monthly P&I Payment
Mezzanine Loan Annual P&I Payment
Total Debt Original Balance
Total Debt Cut-off Date Balance
Total Debt Per Room
Total Debt Spread
Total Debt Interest Rate
Total Debt Interest Rate at Cap
Total Debt Monthly IO Payment
Total Debt Annual IO Debt Service
Total Debt Annual IO Debt Service at Cap
Total Debt Balloon Balance
Cut-off Date Total Debt LTV
Maturity Date Total Debt LTV
Underwritten Total Debt IO NOI DSCR
Underwritten Total Debt IO NOI DSCR at Cap
Underwritten Total Debt NOI Debt Yield

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Underwritten Total Debt IO NCF DSCR
Underwritten Total Debt IO NCF DSCR at Cap
Underwritten Total Debt NCF Debt Yield
Ground Lessor
Ground Lease Expiration Date
Sponsor
Administrative Fee Rate
LoanFlag
PropFlag

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.